Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Bank and Other Borrowings

Bank and other borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2013	2014	2014
	(RMB)	(RMB)	(US$)
Short-term bank borrowings	173,726	160,181	25,816
Long-term bank borrowings, current portion	197,000	55,647	8,968
Other long-term borrowings, current portion	—	900,000	145,054

	370,726	1,115,828	179,838

Long-term bank borrowings, non-current portion	65,740	61,673	9,940
Other long-term borrowings, non-current portion	900,000	—	—

	965,740	61,673	9,940

Total bank and other borrowings	1,336,466	1,177,501	189,779

Secured or Guaranteed Short Term Bank Borrowings

Bank and other borrowings as of December 31, 2013 and 2014 were secured/guaranteed by the following:

December 31, 2013

Short-term bank borrowings	Secured/guaranteed by
(RMB)
19,085	Guaranteed by restricted cash of RMB2,099.
30,000	Secured by a subsidiary’s computer and network equipment with net book value of RMB46,631 (Note 9).
40,000	Jointly guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, the former Director and COO of the Company.
84,641	Unsecured borrowings.

173,726

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
19,740	Jointly guaranteed by the Company’s computer and network equipment with net book value of RMB47,498 (Note 9).
63,000	Guaranteed by restricted cash of RMB100,000.
180,000	Guaranteed by restricted cash of RMB190,000.
900,000	Secured by the pledged dividend right and the right to sell or transfer the 90% equity interest of Asia Cloud Investment held by 21Vianet Technology (Note 1(c)).

1,162,740

December 31, 2014

Short-term bank borrowings	Secured/guaranteed by
(RMB)
9,181	Guaranteed by restricted cash of RMB1,885.
11,000	Secured by a subsidiary’s building with net book value of RMB14,298 (Note 9).
140,000	Unsecured borrowings.

160,181

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
2,090	Jointly guaranteed by (i) the ultimate controlling shareholder of Dermot Entities and Upwise Investments Limited, the seller of Dermot Entities; (ii) restricted cash of HK$1,500.
8,000	Secured by a subsidiary’s building with net book value of RMB8,623 (Note 9).
18,753	Secured by a subsidiary’s computer and network equipment with net book value of RMB42,115 (Note 9).
50,000	Guaranteed by restricted cash of RMB100,000.
900,000	Secured by the pledged dividend right and the right to sell or transfer the 90% equity interest of Asia Cloud Investment held by 21Vianet Technology (Note 1(c)).
38,477	Unsecured borrowings.

1,017,320

Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable, bank and other borrowings (Note 14), in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2015	1,055,648	170,139
2016	280,554	45,217
2017	2,016,628	325,021
2018	18,976	3,058
2019	9,814	1,582
Thereafter	—	—